CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenue:
Subscription revenue, net of refunds, incentives, credits, and chargebacks	$ 7,003,802	$ 3,395,892	$ 20,835,048	$ 9,988,999	$ 13,899,579	$ 12,872,947
Equipment sales, net of refunds	694,954	0	694,954	0
Cryptocurrency mining service revenue, net of amounts paid to supplier	34,278	540,006	1,812,601	540,006	4,017,853	0
Total revenue, net	7,733,034	3,935,898	23,342,603	10,529,005	17,917,432	12,872,947
Operating costs and expenses:
Cost of sales and service	493,591	6,207,839	924,588	6,525,135	6,713,097	862,849
Commissions	5,087,053	2,941,242	17,316,319	8,379,807	14,271,926	9,412,655
Selling and marketing	109,265	55,906	634,671	324,502	454,225	500,032
Salary and related	1,059,660	449,779	3,075,862	1,306,272	2,270,479	1,918,199
Professional fees	284,586	1,144,239	1,355,182	1,969,265	2,572,831	917,308
General and administrative	940,767	522,474	2,921,073	1,354,862	2,311,028	1,199,564
Total operating costs and expenses	7,974,922	11,321,479	26,227,695	19,859,843	28,593,586	14,810,607
Net loss from operations	(241,888)	(7,385,581)	(2,885,092)	(9,330,838)	(10,676,154)	(1,937,660)
Other income (expense):
Gain (loss) on debt extinguishment	0	0	19,387	(2,767,422)	(2,767,422)	0
Loss on spin-off of operations	0	0	0	(1,118,609)	(1,118,609)	0
Gain on bargain purchase	0	0	2,005,282	0
Realized gain (loss) on cryptocurrency	(1,091)	264,486	16,363	264,486	(10,939)	0
Unrealized gain (loss) on cryptocurrency	(116)	0	95,810	0	(135,729)	0
Interest expense - related parties	0	(12,500)	(5,000)	(30,500)	(104,105)	(274,057)
Interest expense	(206,007)	(1,710)	(210,154)	(78,613)	(74,976)	(205,327)
Other income (expense)	(606)	219	(2,449)	(1,483)	(493)	(6,120)
Total other income (expense)	(207,820)	250,495	1,919,239	(3,732,141)	(4,212,273)	(485,504)
Income (loss) before income taxes	(449,708)	(7,135,086)	(965,853)	(13,062,979)	(14,888,427)	(2,423,164)
Income tax expense	(2,655)	(7,736)	(44,844)	(21,076)	(24,589)	(4,039)
Net Income (Loss)	(452,363)	(7,142,822)	(1,010,697)	(13,084,055)	$ (14,913,016)	$ (2,427,203)
Less: net loss attributable to the noncontrolling interest	27,613	0	(5,399)	0
Net income (loss) attributable to Investview stockholders	$ (479,976)	$ (7,142,822)	$ (1,005,298)	$ (13,084,055)
Income (loss) per common share, basic and diluted	$ 0	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ (0.07)
Weighted average number of common shares outstanding, basic and diluted	2,213,661,318	2,074,489,983	2,197,588,591	1,828,597,169	1,911,786,477	32,921,458
Other comprehensive income, net of tax:
Foreign currency translation adjustments	$ 3,470	$ 0	$ 7,211	$ 0
Total other comprehensive income	3,470	0	7,211	0
Comprehensive income (loss)	(448,893)	(7,142,822)	(1,003,486)	(13,084,055)
Less: comprehensive income attributable to the noncontrolling interest	(3,470)	0	(7,211)	0
Comprehensive income (loss) attributable to Investview shareholders	$ (452,363)	$ (7,142,822)	$ (1,010,697)	$ (13,084,055)	$ (14,913,016)	$ (2,427,203)